FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments
Schedule of financial assets and liabilities by level within the fair value hierarchy

			Fair value
		Carrying				Short term	Total
	Classification	value	Level 1	Level 2	Level 3	nature	fair value
Financial assets
Cash and cash equivalents	FVTPL	$96,632	$96,632	$—	$—	$—	$96,632
Accounts receivable	Amortized cost	316	18	—	—	298	316
Restricted cash	Amortized cost	1,011	1,011	—	—	—	1,011
		$97,959	$97,661	$—	$—	$298	$97,959

Financial liabilities
Trade and other payables	Amortized cost	$8,219	$—	$—	$—	$8,219	$8,219
Accrued liabilities	Amortized cost	9,541	122	—	—	9,419	9,541
Lease obligation	Amortized cost	2,908	—	2,908	—	—	2,908
Revolving Facility	Amortized cost	88,350	—	—	88,350	—	88,350
		$109,018	$122	$2,908	$88,350	$17,638	$109,018

			Fair value
		Carrying				Short term	Total
	Classification	value	Level 1	Level 2	Level 3	nature	fair value
Financial assets
Cash and cash equivalents	FVTPL	$96,278	$96,278	$—	$—	$—	$96,278
Accounts receivable	Amortized cost	317	21	—	—	296	317
Restricted cash	Amortized cost	3,432	3,432	—	—	—	3,432
		$100,027	$99,731	$—	$—	$296	$100,027

Financial liabilities
Trade and other payables	Amortized cost	$8,851	$—	$—	$—	$8,851	$8,851
Accrued liabilities	Amortized cost	7,967	352	—	—	7,615	7,967
Lease obligation	Amortized cost	3,173	—	3,173	—	—	3,173
Credit Facility	Amortized cost	122,995	—	—	124,450	—	124,450
Fresnillo obligation	Amortized cost	22,800	—	—	22,296	—	22,296
		$165,786	$352	$3,173	$146,746	$16,466	$166,737

Liquidity risk
Financial Instruments
Schedule of risk management

At December 31, 2023, our financial liabilities had expected maturity dates as follows:

		Between	Between
	Less than	3 months and	1 year and	More than
	3 months	1 year	3 years	3 years	Total
Financial liabilities
Trade and other payables	$8,219	$—	$—	$—	$8,219
Accrued liabilities	9,541	—	—	—	9,541
Lease obligations	276	736	1,210	921	3,143
Revolving Facility	1,211	5,974	14,253	93,017	114,455
	$19,247	$6,710	$15,463	$93,938	$135,358

At December 31, 2022, our financial liabilities had expected maturity dates as follows:

		Between	Between
	Less than	3 months and	1 year and	More than
	3 months	1 year	3 years	3 years	Total
Financial liabilities
Trade and other payables	$8,851	$—	$—	$—	$8,851
Accrued liabilities	7,967	—	—	—	7,967
Lease obligations	248	743	1,310	1,226	3,527
Credit Facility	7,810	22,868	85,566	29,762	146,006
Fresnillo obligation	285	23,563	—	—	23,848
	$25,161	$47,174	$86,876	$30,988	$190,199

Currency risk
Financial Instruments
Schedule of risk management

	Canadian
	dollars	US dollars	Mexican pesos
	(thousands)	(thousands)	(thousands)
Cash	$27,168	$75,645	$7,523
Accounts receivable	68	25	4,993
Restricted funds	70	958	-
Trade payables	(487)	(5,632)	(55,827)
Accrued liabilities	(3,431)	(2,636)	(70,764)
Lease obligations	(1,041)	(486)	(27,607)
Revolving Facility	—	(88,350)	—
Total foreign currency	22,347	(20,476)	(141,682)
Exchange rate	1.3226	1.0000	16.8935
Equivalent US dollars	$16,896	$(20,476)	$(8,387)

Our financial instruments were denominated in the following currencies as at December 31, 2022:

	Canadian
	dollars	US dollars	Mexican pesos
	(thousands)	(thousands)	(thousands)
Cash	$15,498	$84,771	$1,250
Accounts receivable	28	29	5,475
Restricted funds	70	3,380	—
Trade payables	(337)	(6,104)	(87,298)
Accrued liabilities	(2,972)	(4,447)	(25,679)
Lease obligations	(1,323)	(1,103)	(21,158)
Credit Facility	—	(122,995)	—
Fresnillo obligation	—	(22,800)	—
Total foreign currency	10,964	(69,269)	(127,410)
Exchange rate	1.3544	1.0000	19.3615
Equivalent US dollars	$8,095	$(69,269)	$(6,581)